Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Summary of Costs Incurred for Key Management Personnel
Key management personnel compensation comprised:

	2022	2021

Short-term benefits	16,858	14,427

Post-employment benefits	800	793

Equity-settled share-based payment transactions	10,874	11,031

	28,532	26,251